BORROWINGS AND FINANCE LEASES - Disclosure of Carrying Value of Borrowings (Details) - EUR (€)	1 Months Ended					12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Sep. 28, 2018	Jul. 31, 2018	Sep. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	May 28, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 5,127,000,000					€ 5,127,000,000	€ 5,474,000,000
Current portion of borrowings	491,000,000					491,000,000	274,000,000
Notional amount	1,492,000,000					1,492,000,000	1,214,000,000	€ 1,221,000,000
Repayments of non-current borrowings						444,000,000	1,180,000,000	€ 241,000,000
€350 million 2.00% Notes 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	0					0	348,000,000
Current portion of borrowings	€ 349,000,000					€ 349,000,000	0
Borrowings, interest rate	2.00%					2.00%
Notional amount	€ 350,000,000					€ 350,000,000
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 456,000,000					€ 456,000,000	436,000,000
Borrowings, interest rate	3.50%					3.50%
Notional amount	€ 525,000,000					€ 525,000,000
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 216,000,000					€ 216,000,000	206,000,000
Borrowings, interest rate	3.25%					3.25%
Notional amount	€ 250,000,000					€ 250,000,000
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 261,000,000					€ 261,000,000	249,000,000
Borrowings, interest rate	4.50%					4.50%
Notional amount	€ 300,000,000					€ 300,000,000
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	350,000,000					350,000,000	351,000,000
Notional amount	350,000,000	€ 400,000,000				350,000,000			€ 350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 697,000,000					€ 697,000,000	697,000,000
Borrowings, interest rate	0.75%					0.75%
Notional amount	€ 700,000,000					€ 700,000,000
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 348,000,000					€ 348,000,000	348,000,000
Borrowings, interest rate	2.63%					2.63%
Notional amount	€ 350,000,000					€ 350,000,000
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000					€ 495,000,000	495,000,000
Borrowings, interest rate	1.13%					1.13%
Notional amount	€ 500,000,000					€ 500,000,000
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 346,000,000					€ 346,000,000	347,000,000
Borrowings, interest rate	2.38%					2.38%
Notional amount	€ 350,000,000					€ 350,000,000
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 248,000,000					€ 248,000,000	248,000,000
Borrowings, interest rate	2.75%					2.75%
Notional amount	€ 250,000,000					€ 250,000,000
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 493,000,000					€ 493,000,000	492,000,000
Borrowings, interest rate	1.75%					1.75%
Notional amount	€ 500,000,000					€ 500,000,000
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 395,000,000					€ 395,000,000	0
Borrowings, interest rate	1.50%	1.50%				1.50%
Notional amount	€ 400,000,000					€ 400,000,000
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000					€ 495,000,000	496,000,000
Borrowings, interest rate	1.88%					1.88%
Notional amount	€ 500,000,000					€ 500,000,000
Term Loan Due 2018-2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	274,000,000					274,000,000	698,000,000
Notional amount	275,000,000					275,000,000				€ 1,000,000,000
Non-current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	53,000,000					53,000,000	63,000,000
€500 million Floating Rate Note 2017
Disclosure of detailed information about borrowings [line items]
Notional amount	500,000,000					500,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	120,000,000					120,000,000	250,000,000
Current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	22,000,000					€ 22,000,000	€ 24,000,000
Eurobond Notes
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 2,200,000,000
Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings					€ 200,000,000
Term Loan Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings					€ 100,000,000
Term Loan Due 2019
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			€ 100,000,000	€ 100,000,000
Term Loan Due 2020
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	€ 75,000,000	€ 100,000,000	€ 50,000,000